Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes [1]	Comm. Social Resp. [2]	Total Payments
Total	$ 3,742,336	$ 40,252,145	$ 43,994,481
Met [Member] | C/U/O/US-VA [Member]
Total	630,155	6,216,221	6,846,376
Met [Member] | C/U/O/US-WV [Member]
Total	$ 3,112,181	$ 24,576,936	$ 27,689,117

[1]	Payments include United States federal black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.